CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 25, 2010
SHAREHOLDERS' EQUITY:
Preferred stock, par value (in dollars per share)	$ 0	$ 0
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, no par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	40,000,000	40,000,000
Common stock, shares issued (in shares)	19,623,803	19,333,122
Common stock, shares outstanding (in shares)	19,623,803	19,333,122